Share-based Payment Expense - Summary of Weighted Average Remaining Contractual Life for Savings_related Share Option Schemes (Detail) - 2010 and 2021 Savings Related Share Option Schemes	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares
Disclosure Of Share Based Compensation Expense [line items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2 years 5 months 12 days	1 year 9 months 21 days	1 year 1 month 20 days
Currency denominated options outstanding at end of year (number)	1,044,130	1,085,163	1,173,507	1,044,130	1,085,163	1,173,507	1,508,862
euro
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	79,910	132,769	214,826	79,910	132,769	214,826
Pound Sterling
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	964,220	952,394	958,681	964,220	952,394	958,681
Minimum | euro
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | € / shares	€ 23.39	€ 20.83	€ 20.83
Minimum | Pound Sterling
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | £ / shares				£ 20.11	£ 16.16	£ 16.16
Maximum | euro
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | € / shares	€ 27.86	€ 27.86	€ 27.86
Maximum | Pound Sterling
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | £ / shares				£ 31.04	£ 31.04	£ 24.51